Financial instruments - Fair Value of Financial Instruments (Detail) - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014
Level 1
Fair Value of Financial Instruments [Line Items]
Long-term debt	CAD 511,829	CAD 520,142
Total financial liabilities	511,829	520,142
Level 2
Fair Value of Financial Instruments [Line Items]
Notes receivable	126,468	41,339
Derivative financial instruments, assets	4	0
Total financial assets	126,472	41,339
Long-term debt	1,035,517	843,792
Preferred shares, Series C	17,303	18,209
Derivative financial instruments, liabilities	114,812	45,271
Total financial liabilities	1,167,632	907,272
Level 3
Fair Value of Financial Instruments [Line Items]
Notes receivable	0	0
Derivative financial instruments, assets	88,357	42,470
Total financial assets	88,357	42,470
Derivative financial instruments, liabilities	446	0
Total financial liabilities	446	0
Energy contracts | Designated as a hedge | Cash flow hedge | Level 3
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	88,357	41,966
Derivative financial instruments, liabilities	446
Energy contracts | Not designated as a hedge | Cash flow hedge | Level 3
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		504
Cross currency swap | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	101,559
Cross currency swap | Designated as a hedge | Net Investment Hedging | Level 2
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	101,559	36,276
Interest rate swaps
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	9,659
Interest rate swaps | Designated as a hedge | Level 2
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	9,659	4,684
Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		1,383
Interest rate swaps | Not designated as a hedge | Level 2
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		1,383
Foreign exchange forward | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	1,918
Foreign exchange forward | Not designated as a hedge | Level 2
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	1,918
Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	2,122
Commodity contracts for regulatory operations | Level 2
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	4
Derivative financial instruments, liabilities	1,676	2,928
Carrying amount
Fair Value of Financial Instruments [Line Items]
Notes receivable	119,383	39,510
Derivative financial instruments, assets	88,361	42,470
Total financial assets	207,744	81,980
Long-term debt	1,486,795	1,271,719
Preferred shares, Series C	18,527	18,693
Derivative financial instruments, liabilities	115,258	45,271
Total financial liabilities	1,620,580	1,335,683
Carrying amount | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	88,357	41,966
Derivative financial instruments, liabilities	446
Carrying amount | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		504
Carrying amount | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	101,559	36,276
Carrying amount | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	9,659	4,684
Carrying amount | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		1,383
Carrying amount | Foreign exchange forward | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	1,918
Carrying amount | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	4
Derivative financial instruments, liabilities	1,676	2,928
Fair Value
Fair Value of Financial Instruments [Line Items]
Notes receivable	126,468	41,339
Derivative financial instruments, assets	88,361	42,470
Total financial assets	214,829	83,809
Long-term debt	1,547,346	1,363,934
Preferred shares, Series C	17,303	18,209
Derivative financial instruments, liabilities	115,258	45,271
Total financial liabilities	1,679,907	1,427,414
Fair Value | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	88,357	41,966
Derivative financial instruments, liabilities	446
Fair Value | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		504
Fair Value | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	101,559	36,276
Fair Value | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	9,659	4,684
Fair Value | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		1,383
Fair Value | Foreign exchange forward | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	1,918
Fair Value | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	4
Derivative financial instruments, liabilities	CAD 1,676	CAD 2,928